Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Company
Condensed Financial Information of the Company

24. Condensed Financial Information of the Company

The condensed financial information of the Company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, VIE and VIE’s subsidiaries.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Group.

24. Condensed Financial Information of the Company (Continued)

The Company did not have significant capital and other commitments or guarantees as of December 31, 2024.

Condensed Balance Sheet

	December 31,	December 31,
	2023	2024
	RMB’000	RMB’000

Current assets:
Cash and cash equivalents	9,683	10,936
Short-term investment	10,624	—
Amount due from inter-company entities	527	535
Receivables due from related parties	54	54
Prepayments and other current assets	159	74
Non-current assets:
Investments in subsidiaries, VIE and subsidiaries of VIE	254,474	131,416
Total assets	275,521	143,015
Current liabilities:
Amount due to inter-company entities	19,448	21,878
Accrued liabilities and other payables	4,096	3,124
Total liabilities	23,544	25,002
Commitments and Contingencies (Note 19)
Shareholders’ equity：
Class A ordinary shares (US$0.0001 par value per share; 4,903,917,300 shares authorized, 907,346,745 shares issued and 896,488,277 shares outstanding as of December 31, 2023; 4,903,917,300 shares authorized, 907,346,745 shares issued and 906,731,802 shares outstanding as of December 31, 2024)	628	628
Class B ordinary shares (US$0.0001 par value per share; 96,082,700 shares authorized, 96,082,700 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	66	66
Additional paid-in capital	2,064,264	2,057,363
Treasury stock (US$ 0.0001 par value; 13,419,936 shares and 3,176,411 shares as of December 31, 2023 and 2024, respectively)	(11,502)	(2,865)
Accumulated deficit	(1,796,189)	(1,932,258)
Accumulated other comprehensive loss	(5,290)	(4,921)
Total 36Kr Holdings Inc.’s shareholders’ equity	251,977	118,013
Total liabilities and shareholders’ equity	275,521	143,015

24. Condensed Financial Information of the Company (Continued)

Condensed Statement of Operations and Comprehensive Income/(Loss)

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000

Operating expenses:
General and administrative expenses	(11,602)	(7,832)	(5,014)
Total operating expenses	(11,602)	(7,832)	(5,014)
Loss from operations	(11,602)	(7,832)	(5,014)
Other income/(expenses):
Share of income/(loss) from subsidiaries, VIE and subsidiaries of VIE	31,888	(83,098)	(132,654)
Interest income	368	432	661
Interest expense	(189)	(12)	(24)
Others, net	1,478	530	404
Income/(loss) before income tax	21,943	(89,980)	(136,627)
Income tax expenses	—	—	—
Net income/(loss)	21,943	(89,980)	(136,627)
Net income/(loss) attributable to 36Kr Holdings Inc.’s ordinary shareholders	21,943	(89,980)	(136,627)

Condensed Statement of Cash Flows

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000

Net cash used in operating activities	(12,381)	(4,078)	(10,288)
Net cash used in investing activities	—	(10,624)	10,624
Net cash provided by/(used in) financing activities	—	—	—
Effect of exchange rate changes on cash, and cash equivalents held in foreign currencies	3,913	1,020	917
Net (decrease)/ increase in cash and cash equivalents	(8,468)	(13,682)	1,253
Cash and cash equivalents at beginning of the year	31,833	23,365	9,683
Cash and cash equivalents at end of the year	23,365	9,683	10,936